U. S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

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1.       Name and address of issuer:

                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

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2.       Name of each series or class of funds for which this notice is filed:

                   Academy Value Fund, Lighthouse Growth Fund,
                                Trent Equity Fund

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3.       Investment Company Act File Number:    811-5037

         Securities Act File Number:            33-12213

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4.       Last day of fiscal year for which this notice is filed:

                                             August 31, 1996

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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                  [   ]     N/A

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6.       Date of termination of issuer's declaration under rule  24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A
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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:   None

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8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:     0

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9.       Number and aggregate sales  price  of securities sold during the fiscal year:

                1,409,344 Shares of                       $17,163,174.00
                beneficial interest, no par value         aggregate sales price
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
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10.      Number and aggregate  sales price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                1,409,344 Shares                          $17,163,174.00
                beneficial interest, no par value         aggregate sales price

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11.      Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                    (Included in Item 9 per Instruction B.7)
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12.      Calculation of registration fee:

         (I)    Aggregate  sales price of securities sold
                during the  fiscal  year in  reliance  on
                rule 24f-2 (from item 10):                  $17,163,174.00
                                                            --------------------

         (ii)   Aggregate   price  of  shares  issued  in
                connection  with  dividend   reinvestment
                plans (from Item 11, if applicable)         +
                                                            --------------------

         (iii)  Aggregate  price of  shares  redeemed  or
                repurchased  during the  fiscal  year (if
                applicable):                                - $ 3,449,894.00
                                                            --------------------

         (iv)   aggregate  price of  shares  redeemed  or
                repurchased  and previously  applied as a
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):                      +
                                                            --------------------

         (v)    Net aggregate  price of  securities  sold
                and  issued  during  the  fiscal  year in
                reliance  on rule 24f-2  [line (I),  plus
                line  (ii),  less line  (iii),  plus line
                (iv)] (if applicable):                      $13,713,280.00
                                                            --------------------

         (vi)   Multiplier  prescribed by Section 6(b) of
                the  Securities  Act  of  1933  or  other
                applicable   law   or   regulation   (see
                instruction      C.6):                      x 1/3300
                                                            --------------------


         (vii)  Fee due [line (I) or line (v)  multiplied
                by line (vi)]:                              $4,155.53
                                                            ====================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's  Rules of the
         Informal and Other Procedures 917 CFR 202.3a).          [X ]


         Date of mailing or wire transfer of file fees to the Commission's lockbox depository:
                                October 30, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Eric M. Banhazl
                              --------------------------------------------------
                              Eric M. Banhazl / Treasurer
                              --------------------------------------------------
Date:                         October 30, 1996
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  * Please print the name and title of the signing officer below the signature.
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